Certain Risks And Concentrations (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Certain Risks And Concentrations (Textual)
Concentration risk, customer	Each customer that accounted for 10% or more of the Company's revenues	Each customer that accounted for 10% or more of the Company's revenues.	each customer that accounted for 10% or more of the Company's revenue	each customer that accounted for 10% or more of the Company's revenue
Concentration risk, supplier	No supplier accounted for 10% or more of the Company's purchases.	No supplier accounted for 10% or more of the Company's purchases.	No supplier accounted for 10	No supplier accounted for 10